Investment Strategy	Nov. 06, 2025
Nicholas Global Equity and Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, the Fund’s equity exposures under its “Global Equity Component” may include investments in the equity securities of individual companies. Accordingly, the following disclosure is added to the section of the Summary Prospectus and Prospectus titled “Principal Investment Strategies – Global Equity Component”:

The Fund may also invest in the equity securities of individual companies. The Sub-Adviser selects these investments based on its outlook of the broader economic and market environments and how it expects those conditions will impact earnings and revenue growth for a particular company, sector, or region. The Sub-Adviser considers a broad global investment universe, including domestic U.S. and non-U.S. equity securities, including common stocks and depositary receipts (including American Depositary Receipts (“ADRs”)). Each company is evaluated for valuation, growth, quality and sentiment, including, among other factors, price momentum and trading volume. The Fund may invest across all market capitalizations and may invest in emerging markets companies.

Effective immediately, the Fund may implement its “Index Call Spreads Component” with respect to individual equity securities, in addition to indices. Accordingly, references to “Index Call Spreads” throughout the Summary Prospectus and Prospectus are restated as “Call Spreads,” which is defined as “selling daily credit call spreads on equity securities or equity indices.” Accordingly, the second bullet of the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus, following the first full paragraph of such section, is hereby amended and restated as follows:

●	Call Spreads Component: The Fund’s Call Spreads will generally be based on equity securities of U.S. listed stocks (including ADRs) and/or U.S. Indices due to the improved liquidity and pricing of these reference assets as compared to equity securities of non-U.S. companies and/or non-U.S. Indices.

In addition, the section of the Summary Prospectus and Prospectus titled “Index Call Spreads Component” is hereby amended and restated with the following disclosure:

Call Spreads Component

The Fund will sell Call Spreads on one or more Indices and/or equity securities of individual companies to generate options premiums. The Fund expects to primarily sell Call Spreads on U.S. Indices and/or U.S. listed stocks (including ADRs).

The Fund will focus on options with expirations of one month or less. This involves selling call options at a strike price at or near the money and buying call options above that strike price.

The Fund’s options contracts will:

●	Generate options premiums.

●	Limit the Fund’s indirect participation in gains, if any, of the Indices’ or equity securities’ value. That is, if a particular Index’s or equity security’s value increases, the Fund will miss out on the portion of the gain up to the strike price of the purchased call option; however, the Fund will participate in gains beyond the strike price of the purchased call option.

Note that a missed gain on an Index or equity security increasing in value may exceed the value of options premiums received on the spread transaction. The Fund’s Call Spreads strategy is most likely to generate net options premiums when the reference Index or equity security is flat or decreasing.

Effective immediately, the Fund may engage in credit put spreads, in addition to credit call spreads. Accordingly, the following disclosure is added directly before the section of the Summary Prospectus and Prospectus titled “Global Equity Component”:

●	Put Spreads Component: The Fund’s Put Spreads (i.e., selling daily credit put spreads on equity securities or indices) will generally be based on equity securities of U.S. listed companies (including ADRs) and/or U.S. Indices due to the improved liquidity and pricing of these reference assets as compared to equity securities of non-U.S. companies and/or non-U.S. Indices.

In addition, the following disclosure is hereby added directly below the section of the Summary Prospectus and Prospectus titled “Call Spreads Component”:

Put Spreads Component

The Fund will sell Put Spreads one or more Indices and/or equity securities of individual companies to generate options premiums. The Fund expects to primarily sell Put Spreads on U.S. Indices and/or U.S. listed stocks (including ADRs).

The Fund will focus on options with expirations of one month or less. This involves selling put options at a strike price at or near the money and buying put options below that strike price. The Fund’s Put Spreads strategy is most likely to generate net options premiums when the reference Index or equity security is flat or increasing.